CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Sep. 29, 2018	Sep. 30, 2017
Current assets
Cash and cash equivalents		$ 4,150	$ 4,017
Receivables		9,334	8,633
Inventories		1,392	1,373
Television costs and advances		1,314	1,278
Other current assets		635	588
Total current assets		16,825	15,889
Film and television costs		7,888	7,481
Investments		2,899	3,202
Attractions, buildings and equipment		55,238	54,043
Accumulated depreciation		(30,764)	(29,037)
Parks, resorts and other property, before projects in progress and land, Total		24,474	25,006
Projects in progress		3,942	2,145
Land		1,124	1,255
Parks, resorts and other property		29,540	28,406
Intangible assets, net		6,812	6,995
Goodwill		31,269	31,426
Other assets		3,365	2,390
Total assets	[1]	98,598	95,789
Current liabilities
Accounts payable and other accrued liabilities		9,479	8,855
Current portion of borrowings		3,790	6,172
Deferred revenue and other		4,591	4,568
Total current liabilities		17,860	19,595
Borrowings		17,084	19,119
Deferred income taxes		3,109	4,480
Other long-term liabilities		6,590	6,443
Commitments and contingencies
Redeemable noncontrolling interest		1,123	1,148
Equity
Preferred stock		0	0
Common stock, $.01 par value, Authorized – 4.6 billion shares, Issued – 2.9 billion shares		36,779	36,248
Retained earnings		82,679	72,606
Accumulated other comprehensive loss		(3,097)	(3,528)
Stockholders' Equity subtotal before Treasury Stock, Total		116,361	105,326
Treasury stock, at cost, 1.4 billion shares		(67,588)	(64,011)
Total Disney Shareholders’ equity		48,773	41,315
Noncontrolling interests		4,059	3,689
Total equity		52,832	45,004
Total liabilities and equity		$ 98,598	$ 95,789

[1]	Equity method investments included in identifiable assets by segment are as follows: 2018 2017Media Networks$2,430 $2,505Parks, Experiences & Consumer Products1 70Studio Entertainment1 1Direct-to-Consumer & International320 493Corporate16 18 $2,768 $3,087Intangible assets included in identifiable assets by segment are as follows: 2018 2017Media Networks$1,546 $1,547Parks, Experiences & Consumer Products3,167 3,277Studio Entertainment1,479 1,543Direct-to-Consumer & International490 498Corporate130 130 $6,812 $6,995